January 29, 2010

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:    SBL Fund
         File Nos.:  002-59353 and 811-02753
         Proxy Materials - Preliminary Filing

Dear Sir or Madam:

Enclosed for filing pursuant to Rule 488 under the Securities Act of 1933 is a registration statement on Form N-14 under the Act. No filing fee is required.

The registration statement is filed in connection with the reorganization of Series H, a series of SBL Fund, into Series A, another series of SBL Fund. An effective date of March 5, 2010 is indicated.

Please contact Julien Bourgeois, of Dechert LLP, at 202.261.3451 if you have any questions about this filing. Thank you for your assistance.

Sincerely,

Amy J. Lee
Secretary
SBL Fund

Enclosures